Acquisitions (Narrative) (Details) (USD $)	12 Months Ended			1 Months Ended		1 Months Ended			1 Months Ended	12 Months Ended			12 Months Ended		12 Months Ended					12 Months Ended		1 Months Ended	3 Months Ended
	Dec. 31, 2011	Oct. 31, 2011	Dec. 31, 2010	Jan. 31, 2011 BakBone Software Incorporated [Member]	Dec. 31, 2011 BakBone Software Incorporated [Member]	Jan. 31, 2011 BakBone Software Incorporated [Member] IPR&D [Member]	Oct. 31, 2011 Smarsh, Inc. [Member]	Dec. 31, 2011 Smarsh, Inc. [Member]	Oct. 31, 2011 Smarsh, Inc. [Member] IPR&D [Member]	Dec. 31, 2011 Volcker Informatik AG [Member]	Jul. 31, 2010 Volcker Informatik AG [Member]	Dec. 31, 2011 Volcker Informatik AG [Member] Earn-Out Contingency [Member]	Dec. 31, 2011 Surgient, Inc. [Member]	Aug. 31, 2010 Surgient, Inc. [Member]	Dec. 31, 2011 Other Acquisitions [Member]	Dec. 31, 2011 PacketTrap Networks, Inc. [Member]	Dec. 31, 2010 PacketTrap Networks, Inc. [Member]	Dec. 31, 2009 PacketTrap Networks, Inc. [Member]	Dec. 31, 2011 PacketTrap Networks, Inc. [Member] Earn-Out Contingency [Member]	Dec. 31, 2011 PacketTrap Networks, Inc. [Member] IPR&D [Member]	Dec. 31, 2011 Purchase Price Allocation Adjustment [Member] Surgient, Inc. [Member]	Oct. 31, 2011 Until Fifth Anniversary [Member] Smarsh, Inc. [Member]	Sep. 30, 2011 Cost Of Revenues [Member] Surgient, Inc. [Member]	Dec. 31, 2011 Cost Of Revenues [Member] PacketTrap Networks, Inc. [Member]	Sep. 30, 2011 Amortization Of Other Purchased Intangible Assets [Member] Surgient, Inc. [Member]
Business Acquisition [Line Items]
Percentage of voting interest acquired				100.00%			60.00%				100.00%			100.00%
Cash consideration paid				$ 56,000,000			$ 56,000,000				$ 20,200,000			$ 35,000,000				$ 11,000,000
Total purchase price					55,980,000			55,562,000		22,169,000			35,000,000			15,000,000
Noncontrolling interest, percentage	40.00%	40.00%					40.00%
Acquisition price							26,000,000															22,000,000
Remaining noncontrolling interest presented within equity, percentage	20.00%						20.00%
Redeemable noncontrolling interest, percentage	20.00%						20.00%
Noncontrolling interest	12,949,000
Fair value of the redeemable noncontrolling interest							14,000,000
Fair value of noncontrolling interest							13,000,000
Discount rate used for valuation of intangible assets						28.00%			13.00%				12.00%							21.00%
Goodwill allocation to licenses				45.00%						50.00%			55.00%			50.00%
Goodwill allocation to maintenance services				52.00%						36.00%			37.00%			47.00%
Goodwill allocation to professional services				3.00%						14.00%			8.00%			3.00%
Additional acquisitions completed	six
Aggregate purchase price of other acquisitions															130,000,000
Allocation of purchase price to goodwill					18,690,000			48,281,000		13,930,000			26,011,000		80,000,000	9,985,000					6,100,000
Allocation of purchase price to intangibles															50,000,000
Allocation of purchase price to decrease deferred tax assets					(9,872,000)			18,040,000		2,645,000			(9,178,000)								6,100,000
Intangible assets, net book value	150,386,000		62,785,000
Impairment losses																							1,600,000	1,100,000	800,000
Maximum potential payout										5,000,000
Estimated fair value of the earn-out contingency	$ 0									$ 2,000,000		$ 2,500,000					$ 6,500,000	$ 4,000,000	$ 10,800,000